Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Income tax	$ 10.0
Corporate tax rate	35.00%
Percentage of flat rate	21.00%
Federal statutory tax rate	21.00%	21.00%
Federal and state net operating loss carry forwards	$ 40.0	$ 42.9
Future taxable income	3.2
Future taxable income carry forward	$ 36.8
U.S. [Member]
Income Taxes [Line Items]
Federal statutory tax rate	0.00%